Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Entity Registrant Name	ECOMINAS CORP.
Entity Central Index Key	0001115864
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Calle 2, Edificio UNO
Entity Address Address Line 2	Las Mercedes, Oficina 2B
Entity Address City Or Town	Caracas
City Area Code	416
Local Phone Number	825-9367